091-08036nm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 16 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046662

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   KBW Mortgage Finance Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   KME
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   domestic stock exchanges
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form:

Date: March 12, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 12 2010

{W1216645.1}SEC 2449 (6-01)

NSX National Stock™ Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

MAR 12 2010

DIVISION OF TRADING & MARKETS

March 12, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which recently commenced trading on the Exchange:

1. LTPZ
2. ETD
3. TXF
4. ESB
5. GRES
6. PGD
7. IWY
8. EQL
9. EEO
10. CSM
11. ALT
12. PHYS
13. BRXX
14. ATA
15. AHB
16. EGPT
17. CHXX
18. BAB
19. KME
20. CKK
21. MOU
22. EPC
23. EBB
24. DENT
25. SHN
26. EVD
27. MUNI
28. MMF
29. ABI
30. AJB
31. DJCI

If you have any questions on the enclosed materials, please contact Sheila Vlach at (312) 786-8155.

Very truly yours

James C. Yong

Encls.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 12 2010

One Financial Place
440 South LaSalle Street Suite 2600
Chicago Illinois 60605

Phone 312.786.8893
Fax 312.939.7239
www.nsx.com